CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 280		$ 511
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	200,000	200,000	200,000	200,000
Ordinary shares, shares issued	32,547,151	32,547,151	30,950,234	30,950,234
Ordinary shares, shares outstanding	32,547,151	32,547,151	30,950,234	30,950,234